Restricted Share Units (RSUs) Awarded to Certain Key Executives (Detail) (Restricted Stock Units (RSUs), USD $)	3 Months Ended
Mar. 31, 2012 Year
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares
Outstanding at beginning of period	365,000
Granted	187,000
Exercised
Forfeited
Outstanding at ending of period	552,000
Exercisable at end of period
Weighted Average Fair Value
Outstanding at beginning of period	$ 19.46
Granted	$ 20.38
Exercised
Forfeited
Outstanding at end of period	$ 19.77
Exercisable at end of period
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life	2.75
Exercisable Weighted Average Remaining Contractual Life